Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Matching percentage of eligible employee pre tax contributions	80.00%
Defined contribution plan, employer matching contribution, percent of match	7.50%	7.50%	7.50%
Defined contribution plan, employers matching contribution, vesting percentage after three years of service	100.00%
Defined contribution plan, employers matching contribution, service period	3 years
Defined contribution plan employers matching contribution	$ 14,204	$ 13,242	$ 11,657
Severance expense	1,079	501	774
Other Liabilities, life insurance benefit	1,057	1,113
Assets held by trust	160	614
Restricted Stock And Stock Appreciation Rights
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Stock-based compensation	9,820	8,429	8,152
Other liabilities, deferred compensation	17,553	21,339
Employee Stock
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Other liabilities, deferred compensation	$ 754	654	$ 482
Aggregate amount of ordinary shares reserved for plan	250,000
Qualified Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Other liabilities, deferred compensation	$ 20,108	17,653
Nonqualified Deferred Compensation Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Other liabilities, deferred compensation	$ 45,171	$ 29,615